SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 2,390	$ 2,060	$ 2,550
Additions Charged to Costs and Expenses	20,538	18,871	17,114
Deductions	(20,256)	(18,541)	(17,604)
Ending Balance	$ 2,672	$ 2,390	$ 2,060